Shareholder Report, Holdings (Details)	May 31, 2025
C000005533 | T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005533 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005533 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005533 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005533 | T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005533 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005533 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005533 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005533 | T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005533 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005533 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000005533 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005533 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005533 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005533 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005533 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005533 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005533 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005533 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169939 | T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169939 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169939 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169939 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169939 | T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169939 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169939 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169939 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169939 | T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169939 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169939 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000169939 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000169939 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169939 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169939 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169939 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169939 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169939 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169939 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%